Segment Information - Geographic (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 187	$ 284	$ 219	$ 390	$ 452
Drilling units		1,900		1,900		$ 1,777
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	78	72	117	106	234
Drilling units		314		314		710
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	43	72	35	97	53
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	20	43	14	56	46
Drilling units		276		276		92
Saudi Arabia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	18	31	22	44	42
Drilling units		199		199		224
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	0	29	0	29	0
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	19	25	31	41	54
Drilling units		332		332		169
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 9	12	$ 0	17	$ 23
Drilling units		494		494		535
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units		$ 285		$ 285		$ 47